Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Disclosure of reconciliation of property, plant and equipment	The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of June 30,
2024 and 2025:

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
GROSS VALUES

AS OF JANUARY 1, 2024	1,346	—	513		507		2,366		1,262
Acquisition	2,018		—		241		2,258		2,018
Disposal	(1,110)		0		(104)		(1,214)		(960)
Effect of the change in foreign currency exchange rates	9		—		2		11		9
AS OF JUNE 30, 2024	2,263	—	513	—	646	0	3,421	0	2,328

AS OF DECEMBER 31, 2024	2,818	—	513		698		4,029		2,526
Acquisition	80		—		26		106		52
Disposal	—		(16)		(39)		(54)		(20)
Effect of the change in foreign currency exchange rates	(49)		—		(11)		(61)		(49)
AS OF JUNE 30, 2025	2,849	—	497	—	673	0	4,020	0	2,508

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL	OF WHICH ROU
DEPRECIATION

AS OF JANUARY 1, 2024	(837)		(387)		(265)		(1,488)	(761)
Increase	(456)		(18)		(101)		(575)	(405)
Disposal	1,111				104		1,215	960
AS OF JUNE 30, 2024	(182)		(405)		(262)		(849)	(206)

AS OF DECEMBER 31, 2024	(613)		(419)		(332)		(1,363)	(575)
Increase	(452)		(19)		(102)		(573)	(422)
Disposal	—		16		39		54	20
Effect of the change in foreign currency exchange rates	16		—		5		21	16
AS OF JUNE 30, 2025	(1,048)	—	(422)	—	(390)	0	(1,860)	(961)

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
NET BOOK VALUES
AS OF JUNE 30, 2024	2,081	—	108	—	384	0	2,573	—	2,122
AS OF DECEMBER 31, 2024	2,205		94		366		2,666		1,950
AS OF JUNE 30, 2025	1,801	—	75	—	283	0	2,159	—	1,547